Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2023
Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Tables) [Line Items]
Schedule of Customers and Suppliers	For the years ended December 31, 2022, 2021 and 2020, suppliers accounting for 10% or more of the Company’s purchase were as follows:
	For the Years Ended December 31,
Supplier	2023		2022		2021
Supplier D	*	%	*	%	*	%
Supplier E	*	%	*	%	*	%
Supplier F	*	%	*	%	*	%
Supplier G	*	%	*	%	35.57%
Supplier H	28.24%		28.29%		*	%
Supplier I	26.58%		20.37%		*	%
Supplier J	22.81%		18.61%		*	%
Supplier K	15.98%		15.69%		*	%
*	Less than 10%